N-2	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001282957
Amendment Flag	true
Amendment Description	This Amendment is filed solely for the purpose of updating the exhibit index included under Item 13 to include a Consent of Independent Registered Public Accounting Firm and to file as an exhibit such Consent of Independent Registered Public Accounting Firm. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. Items 1 through 13 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the
Entity Inv Company Type	N-2
Document Type	N-CSR/A
Entity Registrant Name	The Gabelli Global Utility & Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Dec. 31, 2023